Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2016
Property and equipment, net [Abstract]
Schedule of property and equipment, net
Property and equipment, net, consists of the following:

	As of December 31,
	2015	2016
	RMB	RMB

Electronic devices	32,729	48,432
Vehicle	2,718	3,209
Furniture and office equipment	5,983	8,576
Leasehold improvement	45,641	84,121
Machinery	-	11,325

Total	87,071	155,663

Accumulated depreciation and amortization	(27,863)	(54,771)

Property and equipment, net	59,208	100,892